Accounts Receivable, Net (Details) - Schedule of Ageing Analysis of Accounts Receivable - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net of allowance for doubtful accounts	$ 9,462,980	$ 10,313,371
Within 90 days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net of allowance for doubtful accounts	8,560,794	9,821,889
Between 91 and 180 days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net of allowance for doubtful accounts	742,822	491,063
Between 181 and 365 days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net of allowance for doubtful accounts	$ 159,364	$ 419